Share-Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Statement Line Items [Line Items]
Options, outstanding | shares	48,895,227	21,915,304
Weighted average remaining contractual term	8 years 1 month 6 days	6 years 3 months 18 days
Stock Option 1
Statement Line Items [Line Items]
Options, outstanding | shares	47,360,727	20,428,429
Weighted average remaining contractual term	8 years 2 months 12 days	6 years 4 months 24 days
Stock Option 1 | Bottom of Range
Statement Line Items [Line Items]
Exercise price	$ .001	$ .001
Stock Option 1 | Top of Range
Statement Line Items [Line Items]
Exercise price	$ 1.35	$ 1.35
Stock Option 2
Statement Line Items [Line Items]
Options, outstanding | shares	1,390,500	1,342,875
Weighted average remaining contractual term	4 years 1 month 6 days	4 years
Stock Option 2 | Bottom of Range
Statement Line Items [Line Items]
Exercise price	$ 1.35	$ 1.35
Stock Option 2 | Top of Range
Statement Line Items [Line Items]
Exercise price	$ 1.8	$ 1.8
Stock Option 3
Statement Line Items [Line Items]
Options, outstanding | shares	144,000	144,000
Weighted average remaining contractual term	4 years 7 months 6 days	4 years 7 months 6 days
Stock Option 3 | Bottom of Range
Statement Line Items [Line Items]
Exercise price	$ 1.8	$ 1.8
Stock Option 3 | Top of Range
Statement Line Items [Line Items]
Exercise price	$ 2.1	$ 2.1